Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
May 31, 2024
SLD-NPRT3-0724
1.9904904.102
Nonconvertible Bonds - 60.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 5.539% 2/20/26	60,000	59,997
Verizon Communications, Inc.:
0.85% 11/20/25	90,000	84,344
1.45% 3/20/26	60,000	56,055
3.5% 11/1/24	80,000	79,293
		279,689
Media - 1.3%
Discovery Communications LLC:
3.9% 11/15/24	70,000	69,346
4.9% 3/11/26	100,000	98,684
Warnermedia Holdings, Inc.:
3.638% 3/15/25	121,000	118,945
3.788% 3/15/25	60,000	59,011
		345,986
Wireless Telecommunication Services - 1.3%
Sprint Corp. 7.625% 2/15/25	105,000	105,829
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	80,000	74,843
2.25% 2/15/26	53,000	50,179
3.5% 4/15/25	120,000	117,743
		348,594
TOTAL COMMUNICATION SERVICES		974,269
CONSUMER DISCRETIONARY - 5.9%
Automobiles - 4.5%
American Honda Finance Corp. 4.95% 1/9/26	59,000	58,700
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9515% 10/15/24 (b)(c)	75,000	75,050
1.2% 10/15/24	80,000	78,687
1.25% 1/8/26	60,000	56,064
2.75% 6/20/25	60,000	58,185
3.8% 4/7/25	80,000	78,694
4% 1/15/25	80,000	79,165
4.35% 4/9/25	80,000	79,074
6.05% 10/10/25	50,000	50,250
Hyundai Capital America:
1.8% 10/15/25 (d)	53,000	50,282
2.65% 2/10/25 (d)	120,000	117,388
5.5% 3/30/26 (d)	50,000	49,890
5.8% 6/26/25 (d)	75,000	75,032
5.875% 4/7/25 (d)	80,000	80,023
6.25% 11/3/25 (d)	80,000	80,516
Mercedes-Benz Finance North America LLC 4.9% 1/9/26 (d)	150,000	149,273
		1,216,273
Specialty Retail - 1.4%
AutoZone, Inc. 3.625% 4/15/25	120,000	117,962
Lowe's Companies, Inc.:
3.375% 9/15/25	70,000	68,243
4% 4/15/25	120,000	118,420
Ross Stores, Inc. 4.6% 4/15/25	80,000	79,313
		383,938
TOTAL CONSUMER DISCRETIONARY		1,600,211
CONSUMER STAPLES - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree, Inc. 4% 5/15/25	110,000	108,427
Food Products - 0.2%
Conagra Brands, Inc. 4.6% 11/1/25	50,000	49,331
TOTAL CONSUMER STAPLES		157,758
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	110,000	105,615
3.9% 2/1/25	111,000	109,647
Enbridge, Inc.:
2.5% 1/15/25	136,000	133,412
2.5% 2/14/25	70,000	68,462
Enterprise Products Operating LP 3.75% 2/15/25	60,000	59,185
EQT Corp. 6.125% 2/1/25	100,000	100,007
MPLX LP:
1.75% 3/1/26	114,000	106,736
4% 2/15/25	56,000	55,294
4.875% 12/1/24	135,000	134,509
Phillips 66 Co.:
1.3% 2/15/26	60,000	56,037
3.605% 2/15/25	80,000	78,816
The Williams Companies, Inc.:
3.9% 1/15/25	84,000	83,103
4.55% 6/24/24	100,000	99,910
Western Midstream Operating LP 3.1% 2/1/25	110,000	107,780
		1,298,513
FINANCIALS - 28.7%
Banks - 15.0%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(c)	50,000	49,641
1.197% 10/24/26 (b)	80,000	75,240
1.658% 3/11/27 (b)	60,000	56,088
3.093% 10/1/25 (b)	80,000	79,267
3.366% 1/23/26 (b)	110,000	108,322
3.384% 4/2/26 (b)	100,000	98,040
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7976% 1/10/25 (b)(c)	108,000	108,120
0.949% 1/22/27 (b)	55,000	51,150
5.2% 12/12/24	130,000	129,739
5.92% 9/25/25	50,000	50,279
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.707% 7/31/24 (b)(c)	50,000	50,013
5.25% 12/6/24	130,000	129,719
5.45% 6/12/25	80,000	79,904
Canadian Imperial Bank of Commerce:
2.25% 1/28/25	120,000	117,409
5.144% 4/28/25	60,000	59,778
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0218% 1/25/26 (b)(c)	40,000	40,047
3.106% 4/8/26 (b)	120,000	117,360
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8846% 6/1/25 (b)(c)	50,000	50,000
2.005% 3/13/26 (b)	80,000	77,730
2.083% 4/22/26 (b)	102,000	98,796
2.301% 10/15/25 (b)	70,000	69,097
3.96% 1/29/27 (b)	80,000	78,005
5.546% 12/15/25 (b)	69,000	68,918
Mitsubishi UFJ Financial Group, Inc. 4.788% 7/18/25 (b)	250,000	249,640
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (b)	100,000	98,744
5.671% 10/28/25 (b)	80,000	79,985
5.812% 6/12/26 (b)	110,000	110,162
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6746% 10/7/24 (b)(c)	50,000	50,033
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6872% 7/29/24 (b)(c)	50,000	50,010
2.55% 7/16/24	430,000	428,450
5.66% 10/25/24	60,000	59,984
The Toronto-Dominion Bank 3.766% 6/6/25	120,000	117,931
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (b)(c)	50,000	49,998
1.267% 3/2/27 (b)	90,000	83,479
4.26% 7/28/26 (b)	101,000	99,327
5.9% 10/28/26 (b)	80,000	80,194
U.S. Bancorp:
2.4% 7/30/24	130,000	129,317
5.727% 10/21/26 (b)	110,000	110,178
Wells Fargo & Co.:
2.164% 2/11/26 (b)	80,000	78,049
2.188% 4/30/26 (b)	90,000	87,167
2.406% 10/30/25 (b)	84,000	82,850
3.908% 4/25/26 (b)	120,000	118,051
4.54% 8/15/26 (b)	90,000	88,927
		4,095,138
Capital Markets - 7.4%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5278% 10/25/24 (b)(c)	150,000	149,949
1.6% 4/24/25	130,000	125,632
4.414% 7/24/26 (b)	70,000	69,174
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	53,000	51,218
1.093% 12/9/26 (b)	54,000	50,407
1.431% 3/9/27 (b)	60,000	55,807
3.272% 9/29/25 (b)	84,000	83,310
5.7% 11/1/24	130,000	130,001
5.798% 8/10/26 (b)	80,000	80,054
Intercontinental Exchange, Inc. 3.65% 5/23/25	84,000	82,523
Moody's Corp. 3.75% 3/24/25	120,000	118,312
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8379% 1/22/25 (b)(c)	475,000	475,333
0.864% 10/21/25 (b)	56,000	54,923
1.164% 10/21/25 (b)	40,000	39,279
NASDAQ, Inc. 5.65% 6/28/25	94,000	94,020
State Street Corp.:
2.354% 11/1/25 (b)	80,000	78,871
2.901% 3/30/26 (b)	112,000	109,364
4.857% 1/26/26 (b)	80,000	79,545
5.751% 11/4/26 (b)	100,000	100,357
		2,028,079
Consumer Finance - 3.2%
Ally Financial, Inc. 5.8% 5/1/25	50,000	49,966
American Express Co.:
3% 10/30/24	130,000	128,609
4.99% 5/1/26 (b)	120,000	119,208
6.338% 10/30/26 (b)	114,000	115,219
Capital One Financial Corp.:
2.636% 3/3/26 (b)	130,000	126,914
3.2% 2/5/25	80,000	78,648
3.3% 10/30/24	84,000	83,157
4.25% 4/30/25	110,000	108,589
4.985% 7/24/26 (b)	60,000	59,444
		869,754
Financial Services - 1.2%
Corebridge Financial, Inc. 3.5% 4/4/25	100,000	98,159
PayPal Holdings, Inc. 1.65% 6/1/25	80,000	77,037
The Western Union Co.:
1.35% 3/15/26	55,000	50,953
2.85% 1/10/25	100,000	98,176
		324,325
Insurance - 1.9%
Equitable Financial Life Global Funding:
1% 1/9/26 (d)	120,000	111,549
1.1% 11/12/24 (d)	121,000	118,466
1.4% 7/7/25 (d)	53,000	50,605
5.5% 12/2/25 (d)	120,000	119,707
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	131,000	130,040
		530,367
TOTAL FINANCIALS		7,847,663
HEALTH CARE - 4.7%
Biotechnology - 0.7%
AbbVie, Inc.:
3.8% 3/15/25	60,000	59,191
3.85% 6/15/24	50,000	49,952
Amgen, Inc. 5.25% 3/2/25	75,000	74,818
		183,961
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. 1.9% 6/1/25	130,000	125,498
Health Care Providers & Services - 2.6%
Cigna Group:
1.25% 3/15/26	55,000	51,160
3.25% 4/15/25	80,000	78,431
CVS Health Corp. 4.1% 3/25/25	110,000	108,596
HCA Holdings, Inc.:
5.25% 4/15/25	60,000	59,741
5.25% 6/15/26	100,000	99,430
5.375% 2/1/25	135,000	134,541
5.875% 2/15/26	80,000	80,121
Humana, Inc. 3.85% 10/1/24	100,000	99,355
		711,375
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	80,000	78,705
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	80,000	79,753
Bristol-Myers Squibb Co. 2.9% 7/26/24	100,000	99,602
		179,355
TOTAL HEALTH CARE		1,278,894
INDUSTRIALS - 2.8%
Building Products - 0.5%
Carrier Global Corp.:
2.242% 2/15/25	85,000	82,959
5.8% 11/30/25	45,000	45,203
		128,162
Ground Transportation - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	80,000	78,332
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd. 3.55% 11/1/24	97,000	96,127
Machinery - 0.9%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.616% 9/13/24 (b)(c)	200,000	200,074
Otis Worldwide Corp. 2.056% 4/5/25	60,000	58,273
		258,347
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.3% 2/1/25	60,000	58,588
2.875% 1/15/26	53,000	50,660
3.25% 3/1/25	110,000	107,810
		217,058
TOTAL INDUSTRIALS		778,026
INFORMATION TECHNOLOGY - 3.1%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC/EMC Corp.:
4% 7/15/24	80,000	79,837
5.85% 7/15/25	60,000	60,188
6.02% 6/15/26	36,000	36,324
		176,349
Semiconductors & Semiconductor Equipment - 0.9%
NXP BV/NXP Funding LLC 5.35% 3/1/26	121,000	120,531
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	120,000	116,753
		237,284
Software - 1.6%
Oracle Corp.:
2.5% 4/1/25	170,000	165,613
2.95% 11/15/24	84,000	82,969
Roper Technologies, Inc.:
1% 9/15/25	60,000	56,659
2.35% 9/15/24	125,000	123,848
		429,089
TOTAL INFORMATION TECHNOLOGY		842,722
MATERIALS - 1.3%
Chemicals - 1.3%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	60,000	59,989
6.05% 3/15/25	100,000	100,080
Nutrien Ltd.:
3% 4/1/25	52,000	50,888
5.9% 11/7/24	83,000	83,054
5.95% 11/7/25	50,000	50,269
		344,280
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.:
2.4% 3/15/25	80,000	77,990
2.95% 1/15/25	98,000	96,291
4% 6/1/25	101,000	99,353
Crown Castle, Inc. 1.35% 7/15/25	90,000	85,773
		359,407
UTILITIES - 3.7%
Electric Utilities - 1.6%
Edison International:
3.55% 11/15/24	80,000	79,178
4.7% 8/15/25	50,000	49,366
Eversource Energy 4.2% 6/27/24	80,000	79,909
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6413% 6/28/24 (b)(c)	105,000	105,000
Pacific Gas & Electric Co. 2.95% 3/1/26	50,000	47,690
Tampa Electric Co. 3.875% 7/12/24	85,000	84,812
		445,955
Gas Utilities - 0.7%
Southern California Gas Co. 3.15% 9/15/24	80,000	79,367
The East Ohio Gas Co. 1.3% 6/15/25 (d)	111,000	105,927
		185,294
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp. 3.3% 7/15/25 (d)	80,000	77,701
Multi-Utilities - 1.1%
Dominion Energy, Inc. 3.9% 10/1/25	80,000	78,255
NiSource, Inc. 0.95% 8/15/25	90,000	85,169
Puget Energy, Inc. 3.65% 5/15/25	136,000	133,270
		296,694
TOTAL UTILITIES		1,005,644
TOTAL NONCONVERTIBLE BONDS (Cost $16,463,216)		16,487,387

U.S. Treasury Obligations - 24.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% to 5.33% 6/13/24 to 11/29/24	3,256,700	3,220,292
U.S. Treasury Notes 3% 6/30/24	3,500,000	3,493,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,714,022)		6,714,020

Asset-Backed Securities - 11.1%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	80,000	79,842
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	50,132	50,179
Series 2024-1 Class A2A, 5.1% 7/27/26	57,000	56,799
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	68,263	68,288
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (d)	43,000	42,977
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	105,261	105,437
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	20,434	20,400
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	1,091	1,082
Series 2023 2 Class A2A, 5.5% 6/15/26	27,032	27,012
Carmax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/27	68,000	67,833
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	51,829	51,934
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	9,637	9,631
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/27 (d)	57,000	56,938
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	100,000	99,742
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	72,000	71,887
Series 2024-2 Class A2A, 5.54% 11/16/26 (d)	64,000	63,955
Dell Equipment Finance Trust 2:
Series 2023-3 Class A2, 6.1% 4/23/29 (d)	99,828	99,967
Series 2024-1 Class A2, 5.58% 3/22/30 (d)	100,000	100,051
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	4,770	4,775
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (d)	27,755	27,688
Series 2024-1A Class A2, 5.5% 8/20/27 (d)	28,000	27,985
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	48,000	47,897
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/26	49,392	49,374
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	100,000	99,075
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	386	386
GM Financial Automobile Leasing Trust:
Series 2023-A Class A2A, 5.27% 6/20/25	8,738	8,734
Series 2024-2 Class A2A, 5.43% 9/21/26	70,000	70,031
Gm Financial Consumer Automobi Series 2024-2 Class A2A, 5.33% 3/16/27	60,000	59,884
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	59,000	58,821
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	9,709	9,696
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	30,474	30,418
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	429	429
Series 2022-4 Class A2A, 4.6% 11/17/25	4,076	4,072
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	51,092	51,074
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	66,000	65,973
Hyundai Auto Lease Securitizat Series 2024-B Class A2A, 5.51% 10/15/26 (d)	100,000	99,867
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.35% 11/17/25	13,128	13,123
Series 2023-B Class A2A, 5.77% 5/15/26	36,372	36,392
Series 2024-A Class A2A, 5.29% 4/15/27	63,000	62,875
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	100,000	99,726
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	80,000	79,928
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	7,870	7,864
Series 2023-2 Class A2, 5.92% 11/16/26	43,711	43,763
Series 2024-1 Class A2A, 5.06% 5/17/27	71,000	70,722
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	75,000	75,146
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (d)	49,000	49,018
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (d)	27,515	27,453
Series 2024-2A Class A2, 5.71% 10/20/27 (d)	69,000	69,027
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (d)	5,000	4,988
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	17,059	17,080
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	38,469	38,488
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	80,000	79,951
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	21,562	21,544
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	44,085	44,130
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	19,321	19,296
Series 2023-C Class A2A, 5.6% 8/17/26	46,433	46,426
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	102,000	101,799
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	33,871	33,888
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	68,166	68,096
World Omni Auto Receivables Trust:
Series 2023-C Class A2A, 5.57% 12/15/26	39,432	39,425
Series 2023-D Class A2A, 5.91% 2/16/27	31,598	31,649
Series 2024-B Class A2A, 5.48% 9/15/27	59,000	58,975
TOTAL ASSET-BACKED SECURITIES (Cost $3,031,193)		3,030,905

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
Morgan Stanley BAML Trust Series 2015-C21 Class ASB, 3.15% 3/15/48	96,514	95,647
Wells Fargo Commercial Mortgage Trust sequential payer Series 2016-C32 Class ASB, 3.324% 1/15/59	21,033	20,704
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,917)		116,351

Bank Notes - 0.9%
	Principal Amount (a)	Value ($)
Citibank NA 5.438% 4/30/26 (Cost $250,000)	250,000	250,513

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $525,138)	525,033	525,138

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $27,099,486)	27,124,314
NET OTHER ASSETS (LIABILITIES) - 0.7%	186,675
NET ASSETS - 100.0%	27,310,989

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,413,934 or 8.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	269,424	22,990,868	22,735,147	29,081	(7)	-	525,138	0.0%
Total	269,424	22,990,868	22,735,147	29,081	(7)	-	525,138

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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